Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss	$ 3,500,000	$ 78,207,462
Ninos [Member] | Fair Value, Inputs, Level 2 [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Significant Other Observable Inputs		27,000,000
Ninos [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss		11,000,000
Kuo Hsiung [Member] | Fair Value, Inputs, Level 2 [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Significant Other Observable Inputs		2,800,000
Kuo Hsiung [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss		1,600,000
YM Xingang I [Member] | Fair Value, Inputs, Level 2 [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Significant Other Observable Inputs		3,000,000
YM Xingang I [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss		7,800,000
Manolis P [Member] | Fair Value, Inputs, Level 2 [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Significant Other Observable Inputs		3,800,000
Manolis P [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss		8,300,000
M/V Cpt Costas [Member] | Fair Value, Inputs, Level 2 [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Significant Other Observable Inputs		3,800,000
M/V Cpt Costas [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss		10,600,000
Despina P [Member] | Fair Value, Inputs, Level 2 [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Significant Other Observable Inputs		3,900,000
Despina P [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss		6,200,000
Tiger Bridge [Member] | Fair Value, Inputs, Level 2 [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Significant Other Observable Inputs		3,800,000
Tiger Bridge [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss		9,300,000
Aggeliki P [Member] | Fair Value, Inputs, Level 2 [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Significant Other Observable Inputs		7,500,000
Aggeliki P [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss		5,800,000
M/V Evridiki [Member] | Fair Value, Inputs, Level 2 [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Significant Other Observable Inputs		13,000,000
M/V Evridiki [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss		27,500,000
Aristides N.P. [Member] | Fair Value, Inputs, Level 2 [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Significant Other Observable Inputs	5,100,000
Aristides N.P. [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss	3,500,000
Fair Value, Inputs, Level 2 [Member]
Note 15 - Financial Instruments (Details) - Asset Measured at Fair Value on a Non-recurring Basis [Line Items]
Significant Other Observable Inputs		$ 44,300,000